Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

18. Subsequent Event

Sixth Amendment to the HCR Agreement

On March 17, 2025, we entered into the Sixth Amendment to the HCR Agreement pursuant to which HCR made an additional $100.0 million available for funding under the second tranche, $25.0 million of which was funded on March 17, 2025. An additional $50.0 million may be funded upon the first commercial sale of YUTREPIA following receipt of final FDA approval for the treatment of PAH and PH-ILD, so long as no injunction has been issued prohibiting Liquidia from commercializing YUTREPIA for either or both of PAH and PH-ILD, and an additional $25.0 million upon the mutual agreement of the parties after achieving aggregate net sales of YUTREPIA in excess of $100 million any time on or prior to June 30, 2026. As consideration for the additional $25.0 million funded at closing, Liquidia has agreed to a fixed payment schedule that terminates in 2032. Payments on the last two tranches, when funded, would also follow a fixed payment schedule. As further discussed in Note 13, aggregate payments to HCR are capped at 175% of the total amounts advanced by under the HCR Agreement plus a potential true-up payment to be made by us if HCR’s internal rate of return is less than a minimum rate of return on the date the cap is reached. The minimum rates of return for the three new tranches are 16%, 13% and 12%, respectively.